POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2017
Post Balance Sheet Events [Abstract]
POST BALANCE SHEET EVENTS

NOTE 41: POST BALANCE SHEET EVENTS

On May 4, 2018, at the meeting of the Board of Directors, the resignation of the Bank’s Chief Executive Officer, Mr. Leonidas Fragkiadakis was announced. Consequently, in accordance with Article 21 of the Bank’s Articles of Association, the Board of Directors unanimously resolved upon its reconstitution into a body and upon the appointment of Mr. Paul Mylonas, Deputy Chief Executive Officer, as Acting Chief Executive Officer until the Annual General Meeting of Shareholders of year 2018.

Further post balance sheet events are disclosed in:

  Note 3: Summary of significant accounting policies
  Note 11: Investment securities
  Note 17: Discontinued operations and long-lived assets held for sale and liabilities directly associated with long-lived assets held for sale